Other Pro Forma Transactions (Details Narrative)	1 Months Ended			12 Months Ended
	Apr. 29, 2026 USD ($)	Mar. 25, 2026 KRW (₩)	Mar. 31, 2025	Dec. 31, 2025 KRW (₩) shares	Mar. 31, 2026 shares	Jan. 31, 2026 shares	Dec. 19, 2025 shares	Jan. 03, 2025 shares
Entity Information [Line Items]
Outstanding shares, percentage of ownership				27.80%
Aggregate shares | shares					1,952,662	4,824,273	5,864,088
Liquidation recovered | $	$ 6,952,000
Total loss	$ 2,863,108			₩ (208,109,887)
Loan payable		₩ 5,000,000
Interest rates		2.396%		2.396%
Purchase of shares | shares								83,418
Unpaid purchase consideration				₩ 25,000,000.0
Playverse Capital Contribution [Member]
Entity Information [Line Items]
Outstanding shares, percentage of ownership			27.80%
Common shares		₩ 65,000
Hansol Acquisition [Member]
Entity Information [Line Items]
Conversion of shares | shares						3,857,634
Total loss				₩ 895,679
Anson East Master Fund L P [Member]
Entity Information [Line Items]
Conversion of shares | shares				966,639		966,639
Hansol Inticube [Member]
Entity Information [Line Items]
Common shares		₩ 5,864,088